Acquisition (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 17, 2021	Dec. 31, 2021	Dec. 31, 2020
Acquisition (Details) [Line Items]
Exchange ratio of shares converted into common stock	3.29831	3.29831
Increased total number of authorized shares of all classes of capital stock	143,931,076
Common stock, par value (in Dollars per share)	$ 0.0001
Aggregate shares of common stock	14,200,000
Aggregate purchase price (in Dollars)	$ 142,000
Business Acquisition [Member]
Acquisition (Details) [Line Items]
Aggregate purchase price (in Dollars per share)	$ 10
Class A Common Stock [Member]
Acquisition (Details) [Line Items]
Designated shares of common stock	124,141,216
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Class B Common Stock [Member]
Acquisition (Details) [Line Items]
Designated shares of common stock	19,789,860
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001